*	Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

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HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE
Anoka
Engles Estates	126	25
The American Cooperative of Anoka	87	-
Apple Valley
Zvago Cooperative at Central Village	58
Blaine
Blaine Town Square Senior Housing	87	70
Bloomington
Applewood Pointe of Bloomington at Southtown	101	-
Old Cedar Apartments	68	68
Realife Cooperative of Bloomington	78	78
Summerhill Coop of Bloomington	40	8
Brooklyn Center
The Crest Apartments	171	171
Brooklyn Park
Realife of Brooklyn Park	99	19
Burnsville
Parkway Coop of Burnsville	102	20
Realife Cooperative of Burnsville	120	120
Summit Townhomes	114	22
Wyngate Townhomes	50	38
Chaska
Clover Field Market Place	117	59
Columbia Heights
The Col (42nd & Central)	62	62
Coon Rapids
Riverdale Station East	180	-
Riverdale Station West	71	55
Duluth
Bay Point Estates Apts.	76	15
Gramercy Park Duluth	74	14
Mount Royal Pines III	54	54
The District Flats at Miller Hill	72	-
Zenith	122	13
Zvago Cooperative at Lake Superior	51	-
Eden Prairie
Eden Lake Townhomes	40	8
Elevate at Southwest Station	222	45
Hills of Eden Prairie	37	7
Realife Cooperative of Valley View	94	18
Regency Park	86	17
Summerhill Coop of Eden Prairie	48	9
Summit Place ALF	95	95
Summit Place Apartments	171	43
Edina
Yorkdale Terrace Townhomes	90	90
Falcon Heights
Amber Union	125	125
Falcon Heights Mixed Income	119	50
Falcon Heights Town Square -- Seniors	56	11
Grand Rapids
Colony Square Cooperative	37	7
Grand Itasca Clinic & Hospital	64	12
Hastings
Haven Homes	107	107
Hermantown
The Meadows Townhomes	168	34
Inver Grove Heights
Babcock Trail Townhomes	100	20
Gramercy Park of St. Paul	111	22
Inver Glen Senior Housing	103	-
Salem Green Apartments	320	64
Lakeville
Estoria Cooperative of Lakeville	89	-
Mankato
Colonial Manor	95	19
Maple Grove
Longstreet Apartments	264	52
Maplewood
Beaver Creek/Pondview	60	12
The American Cooperative at Lake Phalen	56	-
Minneapolis
1500 Nicollet	183	183
1900 Central/VOA Senior Housing	51	11
Bassett Creek Apartments	139	-
Cecil Newman Apartments	64	64
City Walk - Walkway Uptown Apartments	92	-
Five 15 on the Park	259	132
Flo Co Fusion	84	-
Gateway Northeast	128	77

CITY/PROJECT	UNITS	AFFORDABLE
Minneapolis, continued
Green on Fourth Apartments	243	66
Heritage Landing	225	45
Heritage Park III	95	55
Labor Retreat	77	77
Ladder 260	90	90
Lake Street Dwelling	111	111
One Southside	-	-
Park Plaza/North Creek (Olson Court)	253	253
Peregrine Apartments	163	163
Plymouth Townhomes	140	28
Riverside Plaza Apartments	1,303	1,173
Seward Towers East and West	640	627
Solhem Apartments (Uptown House)	60	-
St. Anthony Mills Apartments	93	93
The Jourdain	41	32
The LaSalle	121	24
The Midwell (Greenway Apartments)	86	86
Wellstone Apartments	49	37
Minnetonka
Waterstone Place Apartments	164	33
Zvago Cooperative at Glen Lake	54	-
Mounds View
Realife Cooperative of Mounds View	74	14
Silver Lake Pointe	83	83
New Brighton
Meadowood Shores	106	21
Oakdale
Estoria Cooperative Oak Marsh	87	-
Plymouth
Creekside Apartments	204	40
Fernbrook Townhomes	72	14
Regent at Plymouth	120	120
Stone Creek Village	130	34
Richfield
Gramercy Park Cooperative	87	17
The Chamberlain	316	64
Robbinsdale
Parker Station Flats	198	-
Rochester
Fontaine Towers	151	151
Rochester Civic Center Senior Affordable	76	76
Roseville
Applewood Pointe of Roseville at Langton Lake	48	-
St. Louis Park
Beltline Station - Building 1	152	-
Beltline Station - Building 3	146	-
Ellipse on Excelsior	132	-
Excelsior & Grand Apartments	337	18
Parkwood Shores Assisted Living Facility	46	46
Rise on 7	120	120
St. Paul
333 on the Park	134	-
Brandt Jens Kluge	36	7
Landmark Tower	187	-
Marian Center of St. Paul	127	127
Morrow (University and Fairview)	243	243
Phalen Senior Lofts	73	73
Pioneer Apartments	143	143
Sibley Park Apartments	114	46
Soul	178	178
The Penfield	254	-
Union Flats	217	217
University & Dale	98	79
West Side Flats Apartments	178	35
Wilder Square	136	136
Winnipeg Apartments	56	56
Zvago Cooperative at St. Anthony Park	49	-
Stillwater
Zvago Cooperative at Stillwater	48	-
West St. Paul
Realife Cooperative of West St. Paul	97	19
White Bear Lake
Lakewood Place Apartments	60	12
Woodbury
Sundance at Settler's Ridge	218	-
Woodland Elders Assisted Living	64	64
Grand Total	15,340	7,491

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.